3. Loans, Past Due (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Past due loans
Loans 30-89 Days Past Due	$ 19,538	$ 28,276
Loans 90 or More Days Past Due	13,311	10,530
Total Past Due Loans	32,849	38,806
Total Current Loans	587,125	631,691
Total loans	619,974	670,497
Accruing Loans 90 or More Days Past Due	2,403	2,709
Construction and land development
Past due loans
Loans 30-89 Days Past Due	1,280	10,033
Loans 90 or More Days Past Due	6,858	3,338
Total Past Due Loans	8,138	13,371
Total Current Loans	65,038	80,441
Total loans	73,176	93,812
Accruing Loans 90 or More Days Past Due	0	0
Single-family residential
Past due loans
Loans 30-89 Days Past Due	4,316	4,612
Loans 90 or More Days Past Due	1,548	1,434
Total Past Due Loans	5,864	6,046
Total Current Loans	189,139	206,947
Total loans	195,003	212,993
Accruing Loans 90 or More Days Past Due	0	107
Single-family residential - Banco de la Gente stated income
Past due loans
Loans 30-89 Days Past Due	11,077	11,924
Loans 90 or More Days Past Due	3,659	4,755
Total Past Due Loans	14,736	16,679
Total Current Loans	37,283	37,379
Total loans	52,019	54,058
Accruing Loans 90 or More Days Past Due	2,378	2,602
Commercial Real Estate
Past due loans
Loans 30-89 Days Past Due	1,720	1,002
Loans 90 or More Days Past Due	1,170	958
Total Past Due Loans	2,890	1,960
Total Current Loans	197,743	212,455
Total loans	200,633	214,415
Accruing Loans 90 or More Days Past Due	0	0
Multifamily and Farmland
Past due loans
Loans 30-89 Days Past Due	7	13
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	7	13
Total Current Loans	8,944	4,780
Total loans	8,951	4,793
Accruing Loans 90 or More Days Past Due	0	0
Total real estate loans
Past due loans
Loans 30-89 Days Past Due	18,400	27,584
Loans 90 or More Days Past Due	13,235	10,485
Total Past Due Loans	31,635	38,069
Total Current Loans	498,147	542,002
Total loans	529,782	580,071
Accruing Loans 90 or More Days Past Due	2,378	2,709
Commercial loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	888	576
Loans 90 or More Days Past Due	66	9
Total Past Due Loans	954	585
Total Current Loans	63,341	60,061
Total loans	64,295	60,646
Accruing Loans 90 or More Days Past Due	23	0
Farm loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	0
Loans 90 or More Days Past Due	0
Total Past Due Loans	0
Total Current Loans	11
Total loans	11	0
Accruing Loans 90 or More Days Past Due	0
Consumer loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	250	116
Loans 90 or More Days Past Due	10	36
Total Past Due Loans	260	152
Total Current Loans	9,888	10,338
Total loans	10,148	10,490
Accruing Loans 90 or More Days Past Due	2	0
All other loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	0	0
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	0	0
Total Current Loans	15,738	19,290
Total loans	15,738	19,290
Accruing Loans 90 or More Days Past Due	$ 0	$ 0